Note 7 - Fixed Assets - Components of Fixed Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Cost	$ 790,915	$ 697,015
Accumulated depreciation	501,197	443,021
Net	289,718	253,994
Land [Member]
Cost	25	24
Accumulated depreciation	0	0
Net	25	24
Building [Member]
Cost	4,554	4,567
Accumulated depreciation	742	669
Net	3,812	3,898
Vehicles [Member]
Cost	237,421	196,559
Accumulated depreciation	136,460	114,070
Net	100,961	82,489
Furniture and Fixtures [Member]
Cost	193,247	192,241
Accumulated depreciation	140,433	136,280
Net	52,814	55,961
Computer Equipment [Member]
Cost	265,305	220,335
Accumulated depreciation	176,608	146,180
Net	88,697	74,155
Leasehold Improvements [Member]
Cost	90,363	83,289
Accumulated depreciation	46,954	45,822
Net	$ 43,409	$ 37,467